EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Net loss per share:
Schedule of the Computation of Basic and Diluted Net Earnings (Loss) per Share

	Year ended December 31,
	2016	2015	2014
Numerator:
Net loss	$(7,994)	$(19,842)	$(2,497)

Denominator:
Weighted average number of shares outstanding used in computing diluted net loss per share	33,202,309	33,419,917	33,143,168

Basic and diluted net loss per share	$(0.24)	$(0.59)	$(0.08)

Summary of numbers of shares were excluded from the computation of diluted net loss per ordinary
	Year ended December 31,
	2016	2015	2014

Ordinary shares	2,000,757	3,424,891	2,300,425